                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23505

                    PIMCO Dynamic Income Opportunities Fund
              (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
                           PIMCO Dynamic Income Fund
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

Registrant's telephone number, including area code: (844) 337-4626

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 to June 30, 2021

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23505
Reporting Period: 07/01/2020 - 06/30/2021
PIMCO Dynamic Income Opportunities Fund









=================== PIMCO Dynamic Income Opportunities Fund ====================


AGNC INVESTMENT CORP.

Ticker:       AGNC           Security ID:  00123Q104
Meeting Date: APR 22, 2021   Meeting Type: Annual
Record Date:  FEB 26, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Donna J. Blank           For       For          Management
1b    Elect Director Morris A. Davis          For       For          Management
1c    Elect Director John D. Fisk             For       For          Management
1d    Elect Director Prue B. Larocca          For       For          Management
1e    Elect Director Paul E. Mullings         For       For          Management
1f    Elect Director Frances R. Spark         For       For          Management
1g    Elect Director Gary D. Kain             For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify Ernst & Young LLP as Auditors    For       For          Management


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ANNALY CAPITAL MANAGEMENT, INC.

Ticker:       NLY            Security ID:  035710409
Meeting Date: MAY 19, 2021   Meeting Type: Annual
Record Date:  MAR 22, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Francine J. Bovich       For       For          Management
1b    Elect Director Wellington J. Denahan    For       For          Management
1c    Elect Director Katie Beirne Fallon      For       For          Management
1d    Elect Director David L. Finkelstein     For       For          Management
1e    Elect Director Thomas Hamilton          For       For          Management
1f    Elect Director Kathy Hopinkah Hannan    For       For          Management
1g    Elect Director Michael Haylon           For       For          Management
1h    Elect Director Eric A. Reeves           For       For          Management
1i    Elect Director John H. Schaefer         For       For          Management
1j    Elect Director Glenn A. Votek           For       For          Management
1k    Elect Director Vicki Williams           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management


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ARES CAPITAL CORPORATION

Ticker:       ARCC           Security ID:  04010L103
Meeting Date: JUN 07, 2021   Meeting Type: Annual
Record Date:  APR 08, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Michael K. Parks         For       Against      Management
1b    Elect Director Robert L. Rosen          For       Against      Management
1c    Elect Director Bennett Rosenthal        For       Against      Management
2     Ratify KPMG LLP as Auditors             For       For          Management


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KKR REAL ESTATE FINANCE TRUST, INC.

Ticker:       KREF           Security ID:  48251K100
Meeting Date: APR 23, 2021   Meeting Type: Annual
Record Date:  MAR 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Terrance R. Ahern        For       Withhold     Management
1.2   Elect Director Irene M. Esteves         For       Withhold     Management
1.3   Elect Director Todd A. Fisher           For       Withhold     Management
1.4   Elect Director Jonathan A. Langer       For       For          Management
1.5   Elect Director Christen E.J. Lee        For       Withhold     Management
1.6   Elect Director Paula Madoff             For       For          Management
1.7   Elect Director Deborah H. McAneny       For       For          Management
1.8   Elect Director Ralph F. Rosenberg       For       Withhold     Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors


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PENNYMAC MORTGAGE INVESTMENT TRUST

Ticker:       PMT            Security ID:  70931T103
Meeting Date: MAY 26, 2021   Meeting Type: Annual
Record Date:  MAR 30, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director David A. Spector         For       Against      Management
1b    Elect Director Randall D. Hadley        For       Against      Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 30, 2021